VIA EDGAR

Securities and Exchange Commission

100 F. Street N.E.

Washington, D.C. 20549-0506

Re:	Retirement Builder Variable Annuity Account
File No. 811-07689, CIK 0001016809
Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Retirement Builder Variable Annuity Account, a unit investment trust registered under the Act, recently mailed to its contract owners the annual report for the following underlying management investment companies: Transamerica Series Trust, AIM Variable Insurance Funds, I, AllianceBernstein Variable Products Series Fund, Inc., Davis Variable Account Fund, Inc., Evergreen Variable Annuity Trust, Federated Insurance Series, Franklin Templeton Variable Insurance Products Trust, MFS® Variable Insurance Trust, Oppenheimer Variable Account Funds, Putnam Variable Trust, and Fidelity Variable Insurance Products Fund. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

•	On March 7, 2008, Transamerica Series Trust filed its annual report with the Commission via EDGAR (CIK: 0000778207);

•	On March 3, 2008, AIM Variable Insurance Funds filed its annual report with the Commission via EDGAR (CIK: 0000896435);

•	On February 25, 2008, AllianceBernstein Variable Products Series Fund, Inc. filed its annual report with the Commission via EDGAR (CIK: 0000825316);

•	On February 20, 2008, Davis Variable Account Fund, Inc. filed its annual report with the Commission via EDGAR (CIK: 0001084060);

•	On March 6, 2008, Evergreen Variable Annuity Trust filed its annual report with the Commission via EDGAR (CIK: 0000928754);

•	On February 25, 2008, Federated Insurance Series filed its annual report with the Commission via EDGAR (CIK: 0000912577);

•	On February 29, 2008, Franklin Templeton Variable Insurance Products Trust filed its annual report with the Commission via EDGAR (CIK: 0000837274);

•	On March 10, 2008, MFS® Variable Insurance Trust filed its annual report with the Commission via EDGAR (CIK: 0000918571);

•	On February 22, 2008, Oppenheimer Variable Account Funds filed its annual report with the Commission via EDGAR (CIK: 0000752737);

Securities and Exchange Commission

•	On February 28, 2008, Putnam Variable Trust filed its annual report with the Commission via EDGAR (CIK: 0000822671); and

•	On March 3, 2008, Fidelity Variable Insurance Products Fund filed its annual report with the Commission via EDGAR (CIK: 0000356494; 0000831016; 0000927384).

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Darin D. Smith

Darin D. Smith, Vice President
Transamerica Life Insurance Company